Inventories (Schedule Of Inventory) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventories [Abstract]
Finished products	¥ 119,446	¥ 109,043
Spare parts	25,640	23,960
Work in process	31,495	24,477
Raw materials and supplies	25,489	16,737
Total inventory, net	¥ 202,070	¥ 174,217